ACCUMULATED OTHER COMPREHENSIVE LOSS (Components of Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accumulated Other Comprehensive Loss [Abstract]
Unrealized losses on derivative instruments	$ (28,989)	$ (40,317)
Items not yet recognized as a component of net periodic benefit cost (pension plans)	(11,418)	(11,950)
Accumulated other comprehensive loss	$ (40,407)	$ (52,267)